091-02168

For Internal Use Only
SEC File No. 91-

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07070785

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RECEIVED
2007 OCT 30 PM 12:31
SEC / MR

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I — **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
American Stock Exchange LLC.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.): Corporation

3. Class of New Derivative Securities Product: Commodity-Linked Securities

4. Name of Underlying Instrument:
Rogers International Commodity Index - Total Return
Rogers International Commodity Index – Metals Total Return
Rogers International Commodity Index – Agriculture Total Return
Rogers International Commodity Index – Energy Total Return

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow Based: Commodity Based

6. Ticker Symbol(s) of New Derivative Product:

Rogers International Commodity Index - Total Return	RJI
Rogers International Commodity Index – Metals Total Return	RJZ
Rogers International Commodity Index – Agriculture Total Return	RJA
Rogers International Commodity Index – Energy Total Return	RJN

PROCESSED
DEC 0 3 2007
THOMSON
FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
NYMEX — New York Mercantile Exchange; ICE — Intercontinental Exchange; CBOT — Chicago Board of Trade; NYCE — New York Board of Trade (included as part of the New York Board of Trade, a subsidiary of the ICE); LME — London Metals Exchange; COMEX — Commodities Exchange (Division of NYMEX); CME — Chicago Mercantile Exchange; CSCE — Coffee, Sugar and Cocoa Exchange (included as part of the New York Board of Trade, a subsidiary of the ICE); TGE — Tokyo Grain Exchange; SFE — Sydney Futures Exchange; TOCOM — Tokyo Commodity Exchange; WCE — Winnipeg Commodity Exchange, Inc.

8. Settlement Methodology of New Derivative Securities Product:
Cash settlement on regular-way trades on the American Stock Exchange and settled through the National Securities Clearing corporation ("NSCC") on T+3.

9. Position Limits of New Derivative Securities Product (if applicable): Not Applicable.

Part II — **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form: Dennis J. Meekins

Title:	Vice President
Telephone Number:	(212) 306-1302
Manual Signature of Official Responsible for Form:	
Date:	October 29, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 3 0 2007

RECEIVED
2007 OCT 30 PM 12:31
SEC / MR

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872

Bryan Fischer
Managing Director
212.306.2434 T
212.306.5325 F
bryan.fischer@amex.com

October 29, 2007

BY FACSIMILE AND OVERNIGHT COURIER
202/ 772-9273
Securities and Exchange Commission
Division of Market Regulations
100 F. Street NE – Room 6628
Washington DC 20549
Attn: Gail Jackson – Paralegal Specialist

Re: Form 19b-4(e)

Dear Ms. Jackson:

The American Stock Exchange LLC hereby files Form 19b-4(e), with respect to the Swedish Export Credit Corporation ELEMENTS notes linked to the following:

Rogers International Commodity Index-Total Return	RJI
Rogers International Commodity Index-Metals Total Return	RJZ
Rogers International Commodity Index-Agriculture Total Return	RJA
Rogers International Commodity Index-Energy Total Return	RJN

All listed pursuant to the Amex Company Guide Section 107.

Sincerely,

Bryan Fischer

Attachment

END

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 3 0 2007